Other information by nature	12 Months Ended
Dec. 31, 2018
Additional information [abstract]
Other information by nature
Other information by nature
Personnel costs for the Group continuing operations for the years ended December 31, 2018, 2017 and 2016 amounted to €11.7 billion, €11.7 billion and €11.8 billion, respectively, and included costs that were capitalized mainly in connection with product development activities.
For the years ended December 31, 2018, 2017 and 2016, the Group continuing operations had an average number of employees of 203,122, 197,040 and 198,102, respectively.